The Millicom Group (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of main subsidiaries
Our main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2019	December 31, 2018	December 31, 2017
Latin America			In %	In %	In %
Telemovil El Salvador S.A. de C.V.	El Salvador	Mobile, MFS, Cable, DTH	100	100	100
Millicom Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Telefonica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, MFS, Cable	100	100	100
Telefonica Celular del Paraguay S.A.	Paraguay	Mobile, MFS, Cable, PayTV	100	100	100
Cable Onda S.A (i).	Panama	Cable, PayTV, Internet, DTH, Fixed-line	80	80	—
Telefonica Moviles Panama (ii)	Panama	Mobile	80	—	—
Telefonia Cellular de Nicaragua sa (ii)	Nicaragua	Mobile	100	—	—
Colombia Móvil S.A. E.S.P. (iii)	Colombia	Mobile	50-1 share	50-1 share	50-1 share
UNE EPM Telecomunicaciones S.A.(iii)	Colombia	Fixed-line, Internet, PayTV, Mobile	50-1 share	50-1 share	50-1 share
Edatel S.A. E.S.P. (iii)	Colombia	Fixed-line, Internet, PayTV, Cable	50-1 share	50-1 share	50-1 share
Africa
Sentel GSM S.A.(v)	Senegal	Mobile, MFS	—	—	100
MIC Tanzania Public Limited Company (vi)	Tanzania	Mobile, MFS	98.5	100	100
Millicom Tchad S.A. (v)	Chad	Mobile, MFS	—	100	100
Millicom Rwanda Limited (v)	Rwanda	Mobile, MFS	—	—	100
Zanzibar Telecom Limited (vi)	Tanzania	Mobile, MFS	98.5	85	85
Unallocated
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations B.V.	Netherlands	Holding Company	100	100	100
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
MIC Latin America B.V.	Netherlands	Holding Company	100	100	100
Millicom Africa B.V.	Netherlands	Holding Company	100	100	100
Millicom Holding B.V.	Netherlands	Holding Company	100	100	100
Millicom International Services LLC	USA	Services Company	100	100	100
Millicom Services UK Ltd (vii)	UK	Services Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100

(i)	Acquisition completed on December 13, 2018. Cable Onda S.A. is fully consolidated as Millicom has the majority of voting shares to direct the relevant activities. See note A.1.2..

(ii)	Companies acquired during the year. See note A.1.2.

(iii)	Fully consolidated as Millicom has the majority of voting shares to direct the relevant activities.
(iv) Merged with Airtel Ghana in October 2017 and classified as discontinued operations for the year then ended (see note E.4.2.). Merged entity is accounted for as a joint venture as from merger date (see note A.2.2.).

(v)	Companies disposed of in 2018 or 2019. See note A.1.3.

(vi)	Change in ownership percentages as a result of the in-country restructuring . See note A.1.2.
(vii) Millicom Services UK Ltd with registered number 08330497 will take advantage of an audit exemption to prepare stand alone financial statements for the year ended December 31, 2019 as set out within section 479A of the Companies Act 2006.
Balance sheet – non-controlling interests

	December 31,
	2019	2018(i)
	(US$ millions)
Colombia	170	161
Panama	99	105
Others	2	(16)
Total	271	251
(i) Restated as a result of the finalization of Cable Onda purchase accounting, see note A.1.2.
Profit (loss) attributable to non-controlling interests

	2019	2018	2017
	(US$ millions)
Colombia	11	(5)	(13)
Panama	(6)	(8)	—
Others	—	(3)	(4)
Total	5	(16)	(17)
The summarized financial information for material non-controlling interests in our operations in Colombia and Panama is provided below. This information is based on amounts before inter-company eliminations.

Colombia

	2019	2018	2017
	(US$ millions)
Revenue	1,532	1,661	1,739
Total operating expenses	(543)	(667)	(647)
Operating profit	164	147	106
Net (loss) for the year	23	(10)	(25)
50% non-controlling interest in net (loss)	11	(5)	(13)
Total assets (excluding goodwill)	2,256	1,966	2,193
Total liabilities	1,891	1,620	1,771
Net assets	365	346	422
50% non-controlling interest in net assets	183	173	211
Consolidation adjustments	(13)	(12)	(15)
Total non-controlling interest	170	161	197
Dividends and advances paid to non-controlling interest	(12)	(2)	0
Net cash from operating activities	363	348	331
Net cash from (used in) investing activities	(260)	(270)	(209)
Net cash from (used in) financing activities	(67)	(75)	(46)
Exchange impact on cash and cash equivalents, net	—	(18)	3
Net increase in cash and cash equivalents	36	(15)	80
Panama

	2019 (ii)	2018 (i)
	(US$ millions)
Revenue	475	17
Total operating expenses	(148)	(8)
Operating profit	(15)	(39)
Net (loss) for the year	(31)	(39)
20% non-controlling interest in net (loss)	(6)	(8)
Total assets (excluding Millicom's goodwill in Cable Onda)	1,866	1,082
Total liabilities	1,372	556
Net assets	494	526
20% non-controlling interest in net assets	99	105
Consolidation adjustments	—	—
Total non-controlling interest	99	105
Dividends and advances paid to non-controlling interest	—	—
Net cash from operating activities	167	(2)
Net cash from (used in) investing activities (iii)	(693)	12
Net cash from (used in) financing activities (iii)	580	(3)
Exchange impact on cash and cash equivalents, net	—	—
Net increase in cash and cash equivalents	54	7

(i)	Cable Onda was acquired on December 13, 2018 and 2018 figures therefore only include results and cash flows from the date of acquisition.

(ii)	2019 figures include the full year results and cash flows of Cable Onda, as well as 4 months of Telefonica Panama which was consolidated from September 1, 2019.

(iii)	In 2019, Cable Onda acquired Telefonica Panama for $594 million (note A.1.2.), financed by issuing a $600 million Senior Notes due 2030 (note C.3.1.)

Disclosure of business combination
As a result, goodwill decreased by $8 million as follows:
..

	Provisional Fair values (100%)	Final Fair values (100%)	Changes
	(US$ millions)	(US$ millions)	(US$ millions)
Intangible assets (excluding goodwill) (i)	673	653	(20)
Property, plant and equipment (ii)	348	378	30
Current assets (excluding cash)(iii)	54	50	(4)
Cash and cash equivalents	12	12	—
Total assets acquired	1,088	1,094	6
Non-current liabilities(iv)	422	425	3
Current liabilities	141	134	(7)
Total liabilities assumed	563	559	(4)
Fair value of assets acquired and liabilities assumed, net	525	535	10
Transaction costs assumed by Cable Onda (v)	30	30	—
Fair value of non-controlling interest in Cable Onda (20%)	111	113	2
Millicom’s interest in the fair value of Cable Onda (80%)	444	452	8
Acquisition price	956	956	0
Final Goodwill	512	504	(8)

(i)
Intangible assets not previously recognized (or partially recognized as a result of previous acquisitions) are trademarks for an amount of $280 million, with estimated useful lives of 3 years, a customer list for an amount of $350 million, with estimated useful life of 20 years and favorable content contracts for $19 million, with a useful life of 10 years.

(ii)
A net fair value step-up of $30 million has been recognized on property, plant and equipment, mainly on the core network ($11 million). The expected remaining useful lives were estimated at 5 years on average.

(iii)	Current assets include trade receivables amounting to a fair value of $34 million.

(iv)	Non-current liabilities include the deferred tax liability of $161 million resulting from the above adjustments.

(v)
Transaction costs of $30 million have been assumed and paid by Cable Onda before the acquisition or by Millicom on the closing date. Because of their relationship with the acquisition, these costs have been accounted for as post-acquisition costs in the Millicom Group statement of income. These, together with acquisition-related costs of $11 million, have been recorded under operating expenses in the statement of income of the year.

The provisional purchase accounting as at December 31, 2019 is as follows:

Provisional Fair values (100%)
(US$ millions)
Intangible assets (excluding goodwill) (i)	169
Property, plant and equipment	110
Right of use assets	57
Other non-current assets	3
Current assets (excluding cash)	23
Trade receivables (ii)	21
Cash and cash equivalents	10
Total assets acquired	391
Lease liabilities	48
Other debt and financing	74
Other liabilities (iii)	101
Total liabilities assumed	224
Fair value of assets acquired and liabilities assumed, net	167
Acquisition price	594
Provisional Goodwill	426

(i)
Intangible assets not previously recognized at the date of acquisition, are mainly customer lists for an amount of $58 million, with estimated useful lives ranging from 3 to 17 years. In addition, a fair value step-up of $3 million on the spectrum held by Panama has been recognized, with a remaining useful life of 17 years.

(ii)	The fair value of trade receivables acquired was $21 million.

(iii)	Other liabilities include a deferred tax liability of $15 million resulting from the above adjustments
The provisional purchase accounting as at December 31, 2019 is as follows

Provisional Fair values (100%)
(US$ millions)
Intangible assets (excluding goodwill) (i)	131
Property, plant and equipment (ii)	149
Right of use assets (iii)	131
Other non-current assets	2
Current assets (excluding cash) (iv)	23
Trade receivables (v)	17
Cash and cash equivalents	7
Total assets acquired	459
Lease liabilities (iii)	131
Other liabilities (vi)	118
Total liabilities assumed	249
Fair value of assets acquired and liabilities assumed, net	210
Acquisition price	430
Provisional Goodwill	220

(i)
Intangible assets not previously recognized at the date of acquisition, are mainly customer lists for an amount of $81 million, with estimated useful lives ranging from 4 to 10 years. In addition, a fair value step-up of $39 million on the spectrum held by Nicaragua has been recognized, with a remaining useful life of 14 years.

(ii)
A fair value step-up of $39 million has been recognized on property, plant and equipment, mainly on the core network ($25 million) and owned land and buildings ($8 million). The expected remaining useful lives were estimated at 6-7 years on average.

(iii)
The Group measured the lease liability at the present value of the remaining lease payments (as defined in IFRS 16) as if the acquired lease were a new lease at the acquisition date. The right-of-use assets have been adjusted by $7 million to be measured at the same amount as the lease liabilities.

(iv)	Current assets include indemnification assets for tax contingencies at fair value for an amount of $11 million - see (v) below.

(v)	The fair value of trade receivables acquired was $17 million.

(vi)	Other liabilities include the fair value of certain possible tax contingent liabilities for $1 million and a deferred tax liability of $50 million resulting from the above adjustments

Disclosure of valuation methods and key estimates
The following valuation methods and key estimates were used for the valuation of the main classes of fixed assets:

Major class of assets	Valuation method	Key assumption 1	Key assumption 2	Key assumption 3
Spectrum	Market approach - Market comparable transactions	Discount rate: 9.8%	Terminal growth rate: 2.9%	Estimated duration: 17 years
Customer lists	Income approach - Multi-Period Excess Earnings Method	Discount rate: 9.8-11%	Monthly Churn rate: From 0.4% for B2C postpaid to 3.9% for B2C prepaid	EBITDA margin: ~ 35% to 39%
The following valuation methods and key estimates were used for the valuation of the main classes of fixed assets:

Major class of assets	Valuation method	Key assumption 1	Key assumption 2	Key assumption 3
Spectrum	Market approach - Market comparable transactions	Discount rate : 14%	Terminal growth rate: 2.5%	Estimated duration: 14 years
Customer lists	Income approach - Multi-Period Excess Earnings Method	Discount rate: 14-15%	Monthly Churn rate: From 1.2% for B2B to 2.9% for B2C	EBITDA margin: ~ 36% to 41%
Land and buildings	Market approach	Economic useful life (range): 10-30 years	Price per square meter: from $2 to $57	N/A
Core network	Cost approach	Economic useful life (range): 5-27 years	Remaining useful life (minimum) : 1.7 years	N/A
The following valuation methods and key estimates were used for the valuation of the main classes of fixed assets:

Major class of assets	Valuation method	Key assumption 1	Key assumption 2	Key assumption 3
Brands	Income approach - Relief-from-Royalty approach	Discount rate: 10%	Royalty rate: 4.5%	Tax rate: 25%
Customer lists	Income approach - Multi-Period Excess Earnings Method	Discount rate: 10%	Yearly Churn rate: 5.8% in average	EBITDA margin: ~ 48%
Property, plant & equipment	Cost approach	Economic useful life (range): 5-15 years	Remaining useful life (minimum): 2-8 years	N/A

Disclosure of interests in joint ventures
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2019 % holding	December 31, 2018 % holding
Comunicaciones Celulares S.A(i).	Guatemala	Mobile, MFS	55	55
Navega.com S.A.(i)	Guatemala	Cable, DTH	55	55
Telefonica Celular S.A(i).	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV(i)	Honduras	Cable	66.7	66.7
Bharti Airtel Ghana Holdings B.V.	Ghana	Mobile, MFS	50	50

(i)
Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a supermajority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.

The carrying values of Millicom’s investments in joint ventures were as follows:
Carrying value of investments in joint ventures at December 31

	%	2019	2018
		(US$ millions)
Honduras operations(i)	66.7	708	730
Guatemala operations(i)	55	2,089	2,104
AirtelTigo Ghana operations	50	—	32
Total		2,797	2,867

(i)	Includes all the companies under the Honduras and Guatemala groups.
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

	Guatemala(i)	Honduras (i)	Ghana(ii)
	(US$ millions)
Opening balance at January 1, 2018	2,145	726	96
Adjustments on adoption of IFRS 15 and IFRS 9 (net of tax)	18	5	0
Change in scope	—	—	0
Results for the year	131	23	(68)
Capital increase	—	3	—
Dividends declared during the year	(177)	—	—
Currency exchange differences	(14)	(26)	3
Closing balance at December 31, 2018	2,104	730	32
Accounting policy changes	—	—	—
Capital increase	—	—	5
Results for the year	152	27	(40)
Utilization of past recognized losses	—	—	(5)
Dividends declared during the year	(170)	(37)	—
Currency exchange differences	2	(12)	8
Closing balance at December 31, 2019	2,089	708	—

(i)	Share of profit (loss) is recognized under ‘Share of profit in the joint ventures in Guatemala and Honduras’ in the statement of income.

(ii)	Share of profit (loss) is recognized under ‘Income (loss) from other joint ventures and associates, net’ in the statement of income.

Disclosure of summarised financial information of joint venture
Summarized financial information for the years ended December 31, 2019, 2018 and 2017 of the Guatemala and Honduras operations is as follows. This information is based on amounts before inter-company eliminations.
Guatemala

	2019	2018	2017
	(US$ millions)
Revenue	1,434	1,373	1,328
Depreciation and amortization	(313)	(283)	(295)
Operating profit(i)	429	387	352
Financial income (expenses), net	(66)	(56)	(60)
Profit before taxes	356	309	305
Charge for taxes, net	(79)	(69)	(74)
Profit for the year	277	240	230
Net profit for the year attributable to Millicom	152	131	126
Dividends and advances paid to Millicom	209	211	162
Total non-current assets (excluding goodwill)	2,517	2,280	2,406
Total non-current liabilities	1,216	981	1,052
Total current assets	717	718	756
Total current liabilities	251	221	220
Total net assets	1,767	1,796	1,890
Group's share in %	55%	55%	55%
Group's share in USD millions	972	988	1,040
Goodwill and consolidation adjustments	1,117	1,116	1,106
Carrying value of investment in joint venture	2,089	2,104	2,145

Cash and cash equivalents	189	217	303
Debt and financing – non-current	1,152	928	995
Debt and financing – current	21	—	—
Net cash from operating activities	588	545	498
Net cash from (used in) investing activities	(205)	(173)	(171)
Net cash from (used in) financing activities	(412)	(455)	(315)
Exchange impact on cash and cash equivalents, net	1	(3)	2
Net increase in cash and cash equivalents	(28)	(86)	14

(i)	In 2017, operating profit included a provision for impairment of $10 million on the fixed assets related to video surveillance contracts with the Civil National Police.
Guatemala financing
In 2014, Intertrust SPV (Cayman) Limited, acting as trustee of the Comcel Trust, a trust established and consolidated by Comcel for the purposes of the transaction, issued $800 million 6.875% Senior Notes to refinance existing local and MIC S.A. corporate debt. The bond was issued at 98.233% of the principal and has an effective interest rate of 7.168%. The bond is guaranteed by Comcel and listed on the Luxembourg Stock Exchange.

Honduras

	2019	2018	2017
	(US$ millions)
Revenue	594	586	585
Depreciation and amortization	(132)	(133)	(156)
Operating profit	102	91	70
Financial income (expenses), net	(37)	(29)	(27)
Profit before taxes	60	52	41
Charge for taxes, net	(21)	(18)	(18)
Profit for the year	39	34	23
Net profit for the year attributable to Millicom	27	23	15
Dividends and advances paid to Millicom	28	32	40
Total non-current assets (excluding goodwill)	516	506	576
Total non-current liabilities	469	386	407
Total current assets	312	304	208
Total current liabilities	183	226	282
Total net assets	176	198	95
Group's share in %	66.7%	66.7%	66.7%
Group's share in USD millions	117	132	63
Goodwill and consolidation adjustments	591	598	663
Carrying value of investment in joint venture	708	730	726

Cash and cash equivalents	40	25	16
Debt and financing – non-current	384	298	308
Debt and financing – current	39	85	80
Net cash from operating activities	169	147	152
Net cash from (used in) investing activities	(77)	(87)	(74)
Net cash from (used in) financing activities	(77)	(50)	(74)
Net (decrease) increase in cash and cash equivalents	15	9	3
AirtelTigo Ghana

	2019	2018	2017
	(US$ millions)	(US$ millions)	(US$ millions)
Revenue	142	187	58
Depreciation and amortization	(69)	(110)	(11)
Operating loss	(72)	(100)	(1)
Financial income (expenses), net	(77)	(42)	(10)
Loss before taxes	(123)	(135)	(12)
Charge for taxes, net	—	—	—
Loss for the period	(123)	(135)	(12)
Net loss for the period attributable to Millicom	(40)	(68)	(6)
Dividends and advances paid to Millicom	—	—	—
Total non-current assets (excluding goodwill)	168	277	184
Total non-current liabilities	245	277	214
Total current assets	42	71	60
Total current liabilities	187	134	106
Total net assets	(223)	(63)	(76)
Group's share in %	50%	50%	50%
Group's share in USD millions	(111)	(31)	(38)
Goodwill and consolidation adjustments	90	63	134
Unrecognised losses	(22)	0	0
Carrying value of investment in joint venture	—	32	96

Cash and cash equivalents	5	19	15
Debt and financing – non-current	245	276	145
Debt and financing – current	27	17	—

Net cash from operating activities	(5)	(19)	13
Net cash from (used in) investing activities	—	(8)	—
Net cash from (used in) financing activities	(6)	42	(3)
Net increase in cash and cash equivalents	(11)	15	10

Disclosure of interests in associates
The Group’s associates are as follows:

			December 31, 2019	December 31, 2018
Entity	Country	Activity(ies)	% holding	% holding
Africa
Helios Towers Africa Ltd (HTA)(i)	Mauritius	Holding of Tower infrastructure company	—	22.83
Africa Internet Holding GmbH (AIH)(i)	Germany	Online marketplace, retail and services	—	10.15
West Indian Ocean Cable Company Limited (WIOCC)	Republic of Mauritius	Telecommunication carriers’ carrier	9.1	9.1
Latin America
MKC Brilliant Holding GmbH (LIH)	Germany	Online marketplace, retail and services	35.0	35.0
Unallocated
Milvik AB	Sweden	Other	11.4	12.3
(i) See note C.7.3..
At December 31, 2019 and 2018, the carrying value of Millicom’s main associates was as follows:
Carrying value of investments in associates at December 31

	2019	2018
	(US$ millions)
African Internet Holding GmbH (AIH)	—	38
Helios Tower Africa Ltd (HTA)	—	105
Milvik AB	11	13
West Indian Ocean Cable Company Limited (WIOCC)	14	14
Total	25	169

Disclosure of summarised financial information of associates
The summarized financial information for the Group’s main material associates is provided below.
Summary of statement of financial position of associates at December 31,

2018 (i)

Total current assets	473
Total non-current assets	717
Total assets	1,190
Total current liabilities	343
Total non-current liabilities	627
Total liabilities	969
Total net assets	221
Millicom’s carrying value of its investment in HTA and AIH	142
Millicom’s carrying value of its investment in other associates	27
Millicom’s carrying value of its investment in associates	169
(i) The summarized financial information in 2018 includes HTA and AIH. For 2019, Millicom does not disclose such information as its remaining associates are immaterial to the Group.

Profit (loss) from other joint ventures and associates
In 2019, the loss shown under this caption in the statement of income mainly relates to the net losses recognised by our joint venture in Ghana. For further details refer to note A.2..

	2018 (i)	2017 (i)

Revenue	511	449
Operating expenses	(459)	(321)
Operating profit (loss)	(214)	(148)
Net loss for the year	(327)	(220)
Millicom’s share of results from HTA and AIH	(66)	(34)
Millicom’s share of results from other associates	(2)	(45)
Millicom’s share of results from other joint ventures (Ghana)	(68)	(6)
Millicom’s share of results from other joint ventures and associates	(136)	(85)
(i) The summarized financial information in 2018 and 2017 includes HTA and AIH. For 2019, Millicom does not disclose such information as its remaining associates are immaterial to the Group.